Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
Class B common stock conversion, number of shares	2,581,627	2,601,996	2,711,811
Anti-dilutive stock options excluded from earnings per share	74,270	11,664	31,839